UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09561

CENTURY CAPITAL MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Jennifer J. Mortimer
c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end: 10/31

Date of reporting period: 07/31/2015

Item 1.                  Schedule of Investments.

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS - AS OF JULY 31, 2015  (Unaudited)

Shares		Value
COMMON STOCKS - 94.1%

Consumer Discretionary - 21.0%
Automobiles - 3.0%
119,785	Harley-Davidson, Inc.	$6,983,465

Hotels, Restaurants & Leisure - 4.4%
19,171	Panera Bread Co., Class A(a)	3,913,184
109,846	Starbucks Corp.	6,363,379
		10,276,563
Internet & Catalog Retail - 4.7%
20,180	Amazon.com, Inc.(a)	10,819,507

Media - 2.0%
52,462	Time Warner, Inc.	4,618,754

Multiline Retail - 2.1%
60,753	Dollar Tree, Inc.(a)	4,740,557

Specialty Retail - 4.8%
122,910	Dick's Sporting Goods, Inc.	6,265,952
41,995	Home Depot, Inc.	4,914,675
		11,180,627
Total Consumer Discretionary		48,619,473

Consumer Staples - 6.2%
Beverages - 3.4%
81,428	PepsiCo, Inc.	7,845,588

Food & Staples Retailing - 1.3%
27,240	CVS Health Corp.	3,063,683

Household Products - 1.5%
51,464	Colgate-Palmolive Co.	3,500,581

Total Consumer Staples		14,409,852

Energy - 1.0%
Energy Equipment & Services - 1.0%
55,940	Halliburton Co.	2,337,733

Financials - 11.2%
Diversified Financial Services - 3.7%
4	Berkshire Hathaway, Inc., Class A(a)	856,000
69,329	Moody's Corp.	7,656,002
		8,512,002
Real Estate Investment Trust (REITs) - 7.5%
90,115	American Tower Corp.	8,570,837
31,836	Equinix, Inc.	8,879,379
		17,450,216
Total Financials		25,962,218

Health Care - 15.5%
Biotechnology - 4.1%
18,695	Alexion Pharmaceuticals, Inc.(a)	3,691,141
44,761	Celgene Corp.(a)	5,874,881
		9,566,022
Health Care Providers & Services - 2.7%
69,148	Express Scripts Holding Co.(a)	6,228,160

Health Care Technology - 3.5%
112,397	Cerner Corp.(a)	8,061,113

Shares		Value
Health Care - 15.5% (continued)
Pharmaceuticals - 5.2%
36,081	Allergan PLC(a)	$11,948,223

Total Health Care		35,803,518

Industrials - 7.0%
Aerospace & Defense - 2.4%
38,665	Boeing Co.	5,574,333

Professional Services - 3.6%
107,988	Verisk Analytics, Inc., Class A(a)	8,434,943

Road & Rail - 1.0%
23,021	Union Pacific Corp.	2,246,619

Total Industrials		16,255,895

Information Technology - 26.0%
Communications Equipment - 2.7%
98,685	QUALCOMM, Inc.	6,354,327

Internet Software & Services - 5.2%
8,952	Google, Inc., Class A(a)	5,885,940
9,983	Google, Inc., Class C(a)	6,245,465
		12,131,405
IT Services - 7.8%
113,940	Visa, Inc., Class A	8,584,239
466,595	Western Union Co.	9,443,883
		18,028,122
Software - 5.5%
49,952	Adobe Systems, Inc.(a)	4,095,565
53,923	Citrix Systems, Inc.(a)	4,077,118
96,382	Microsoft Corp.	4,501,039
		12,673,722
Technology Hardware, Storage & Peripherals - 4.8%
91,015	Apple, Inc.	11,040,120

Total Information Technology		60,227,696

Materials - 3.7%
Chemicals - 3.0%
73,386	LyondellBasell Industries NV, Class A	6,885,808

Metals & Mining - 0.7%
40,328	Nucor Corp.	1,780,078

Total Materials		8,665,886

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.5%
165,187	AT&T, Inc.	5,738,587

TOTAL COMMON STOCKS
(Cost $153,605,841)		218,020,858

SHORT-TERM INVESTMENTS - 6.0%

Money Market Mutual Funds - 6.0%
14,017,758	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.00% 7 Day Yield)	14,017,758

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,017,758)		14,017,758

TOTAL INVESTMENTS - 100.1%
(Cost $167,623,599)	232,038,616

Liabilities in Excess of Other Assets - (0.1%)	(303,309)
NET ASSETS - 100.0%	$231,735,307

(a)	Non-income producing security.

Abbreviations:
NV - Naamloze Vennootschap (Dutch: Limited Liability Company)
PLC - Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$65,363,287
Gross depreciation on investments (excess of tax cost over value)	(1,031,605)
Net unrealized appreciation	$64,331,682
Cost of investments for federal income tax purposes	$167,706,934

See Notes to Portfolio of Investments

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS - AS OF JULY 31, 2015  (Unaudited)

Shares		Value
COMMON STOCKS - 93.5%

Consumer Discretionary - 18.7%
Auto Components - 2.1%
81,750	Gentherm, Inc.(a)	$4,114,478
124,237	Metaldyne Performance Group, Inc.	2,328,201
		6,442,679
Diversified Consumer Services - 4.0%
123,700	Grand Canyon Education, Inc.(a)	5,372,291
169,065	Sotheby's, Class A	7,071,989
		12,444,280
Hotels, Restaurants & Leisure - 5.5%
217,777	La Quinta Holdings, Inc.(a)	4,621,228
77,616	Papa John's International, Inc.	5,864,665
161,663	Ruth's Hospitality Group, Inc.	2,833,952
119,611	Sonic Corp.	3,554,839
		16,874,684
Household Durables - 1.7%
116,408	Ryland Group, Inc.	5,293,072

Multiline Retail - 1.4%
78,460	Burlington Stores, Inc.(a)	4,318,439

Specialty Retail - 1.4%
135,968	DSW, Inc., Class A	4,421,679

Textiles, Apparel & Luxury Goods - 2.6%
112,991	Columbia Sportswear Co.	8,083,376

Total Consumer Discretionary		57,878,209

Consumer Staples - 0.8%
Food & Staples Retailing - 0.8%
79,013	Fresh Market, Inc.(a)	2,409,897

Energy - 3.6%
Energy Equipment & Services - 0.6%
331,714	Basic Energy Services, Inc.(a)	2,003,552

Oil, Gas & Consumable Fuels - 3.0%
159,867	Matador Resources Co.(a)	3,521,870
84,189	Rice Energy, Inc.(a)	1,519,612
397,491	Scorpio Tankers, Inc.	4,269,053
		9,310,535
Total Energy		11,314,087

Financials - 6.2%
Banks - 2.5%
171,804	Eagle Bancorp, Inc.(a)	7,628,098

Capital Markets - 1.9%
191,973	Cohen & Steers, Inc.	5,933,885

Diversified Financial Services - 0.8%
152,827	Marlin Business Services Corp.	2,428,421

Real Estate Investment Trusts (REITs) - 1.0%
149,400	Terreno Realty Corp.	3,132,918

Total Financials		19,123,322

Health Care - 26.9%
Biotechnology - 6.1%
110,260	AMAG Pharmaceuticals, Inc.(a)	7,045,614
44,197	Anacor Pharmaceuticals, Inc.(a)	6,593,750

Shares		Value
Health Care - 26.9% (continued)
Biotechnology - 6.1% (continued)
24,061	Eagle Pharmaceuticals, Inc.(a)	$2,324,774
240,647	Keryx Biopharmaceuticals, Inc.(a)	1,920,363
69,031	ProQR Therapeutics NV(a)	1,116,922
		19,001,423
Health Care Equipment & Supplies - 1.5%
108,890	Masimo Corp.(a)	4,538,535

Health Care Providers & Services - 11.4%
83,577	Acadia Healthcare Co., Inc.(a)	6,667,773
102,106	Almost Family, Inc.(a)	4,468,159
273,993	AMN Healthcare Services, Inc.(a)	8,063,614
151,393	Brookdale Senior Living, Inc.(a)	5,015,650
191,901	Cross Country Healthcare, Inc.(a)	2,316,245
2,024	LHC Group, Inc.(a)	81,547
248,785	PharMerica Corp.(a)	8,500,983
		35,113,971
Health Care Technology - 0.8%
66,524	Omnicell, Inc.(a)	2,429,456

Life Sciences Tools & Services - 4.2%
102,438	Cambrex Corp.(a)	5,045,072
98,634	ICON PLC(a)	7,969,627
		13,014,699
Pharmaceuticals - 2.9%
67,823	Akorn, Inc.(a)	3,127,319
83,472	ANI Pharmaceuticals, Inc.(a)	5,929,016
		9,056,335
Total Health Care		83,154,419

Industrials - 10.5%
Air Freight & Logistics - 0.9%
57,623	Forward Air Corp.	2,797,597

Building Products - 1.3%
308,536	NCI Building Systems, Inc.(a)	3,995,541

Commercial Services & Supplies - 1.3%
152,160	Herman Miller, Inc.	4,266,566

Machinery - 2.2%
147,968	Greenbrier Companies, Inc.	6,769,536

Professional Services - 1.9%
152,057	On Assignment, Inc.(a)	5,826,824

Road & Rail - 1.5%
105,943	Saia, Inc.(a)	4,600,045

Trading Companies & Distributors - 1.4%
305,025	CAI International, Inc.(a)	4,288,652

Total Industrials		32,544,761

Information Technology - 24.1%
Communications Equipment - 5.3%
33,897	Arista Networks, Inc.(a)	2,863,280
353,768	Infinera Corp.(a)	8,469,206
27,182	Palo Alto Networks, Inc.(a)	5,051,231
		16,383,717
Internet Software & Services - 9.5%
107,593	comScore, Inc.(a)	6,294,191
103,018	Constant Contact, Inc.(a)	2,661,985
125,931	Dealertrack Technologies, Inc.(a)	7,816,537
66,977	Demandware, Inc.(a)	5,060,782
107,053	j2 Global, Inc.	7,536,531
		29,370,026

See Notes to Portfolio of Investments

CENTURY FUNDS

Shares		Value
Information Technology - 24.1% (continued)
Semiconductors & Semiconductor Equipment - 6.0%
62,698	Cavium, Inc.(a)	$4,250,924
211,581	Inphi Corp.(a)	4,809,236
203,026	Integrated Device Technology, Inc.(a)	3,879,827
126,889	M/A-COM Technology Solutions Holdings, Inc.(a)	4,277,428
32,812	Mellanox Technologies Ltd.(a)	1,379,745
		18,597,160
Software - 3.3%
83,845	Proofpoint, Inc.(a)	5,424,772
242,624	VASCO Data Security International, Inc.(a)	4,947,103
		10,371,875
Total Information Technology		74,722,778

Materials - 2.7%
Chemicals - 1.6%
52,565	Balchem Corp.	2,978,859
60,956	PolyOne Corp.	2,088,962
		5,067,821
Construction Materials - 1.1%
42,288	Eagle Materials, Inc.	3,262,096

Total Materials		8,329,917

TOTAL COMMON STOCKS
(Cost $224,659,814)		289,477,390

SHORT-TERM INVESTMENTS - 6.6%

Money Market Mutual Funds - 6.6%
20,279,692	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.00% 7 Day Yield)	20,279,692

TOTAL SHORT-TERM INVESTMENTS
(Cost $20,279,692)		20,279,692

TOTAL INVESTMENTS - 100.1%
(Cost $244,939,506)		309,757,082

Liabilities in Excess of Other Assets - (0.1%)		(251,104)
NET ASSETS - 100.0%		$309,505,978

(a)	Non-income producing security.

Abbreviations:
Ltd.  -  Limited
NV - Naamloze Vennootschap (Dutch: Limited Liability Company)
PLC -  Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$76,822,118
Gross depreciation on investments (excess of tax cost over value)	(12,475,975)
Net unrealized appreciation	$64,346,143
Cost of investments for federal income tax purposes	$245,410,939

See Notes to Portfolio of Investments

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - AS OF JULY 31, 2015  (Unaudited)

Shares		Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 20.2%
Diversified Consumer Services - 4.4%
44,402	Grand Canyon Education, Inc.(a)	$1,928,379
57,703	ServiceMaster Global Holdings, Inc.(a)	2,234,837
		4,163,216
Hotels, Restaurants & Leisure - 3.1%
6,050	Buffalo Wild Wings, Inc.(a)	1,183,259
35,455	Choice Hotels International, Inc.	1,796,150
		2,979,409
Household Durables - 2.1%
36,317	Jarden Corp.(a)	1,997,435

Specialty Retail - 3.5%
39,778	Boot Barn Holdings, Inc.(a)	1,256,985
12,129	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	2,013,778
		3,270,763
Textiles, Apparel & Luxury Goods - 7.1%
50,353	Hanesbrands, Inc.	1,562,454
28,076	lululemon athletica, Inc.(a)	1,764,857
17,199	Oxford Industries, Inc.	1,443,512
12,923	Skechers U.S.A., Inc., Class A(a)	1,944,265
		6,715,088
Total Consumer Discretionary		19,125,911

Consumer Staples - 2.1%
Food & Staples Retailing - 1.0%
20,693	United Natural Foods, Inc.(a)	942,153

Food Products - 1.1%
19,723	WhiteWave Foods Co.(a)	1,018,101

Total Consumer Staples		1,960,254

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
37,552	Matador Resources Co.(a)	827,271

Financials - 4.3%
Banks - 2.2%
51,113	PrivateBancorp, Inc.	2,113,012

Real Estate Investment Trusts (REITs) - 2.1%
32,620	Lamar Advertising Co., Class A	1,958,831

Total Financials		4,071,843

Health Care - 26.2%
Biotechnology - 6.6%
22,545	Alkermes PLC(a)	1,578,601
27,726	AMAG Pharmaceuticals, Inc.(a)	1,771,691
5,561	Anacor Pharmaceuticals, Inc.(a)	829,646
26,179	Dyax Corp.(a)	644,265
14,860	Eagle Pharmaceuticals, Inc.(a)	1,435,773
		6,259,976
Health Care Equipment & Supplies - 8.5%
9,738	Cooper Companies, Inc.	1,723,626
16,120	Globus Medical, Inc., Class A(a)	452,327
30,127	Greatbatch, Inc.(a)	1,642,826
52,216	Masimo Corp.(a)	2,176,363
29,494	STERIS Corp.	2,038,920
		8,034,062

Shares		Value
Health Care - 26.2% (continued)
Health Care Providers & Services - 6.6%
44,339	Almost Family, Inc.(a)	$1,940,274
32,614	Team Health Holdings, Inc.(a)	2,198,510
14,317	Universal Health Services, Inc., Class B	2,079,258
		6,218,042
Life Sciences Tools & Services - 1.5%
29,267	Cambrex Corp.(a)	1,441,400

Pharmaceuticals - 3.0%
18,159	Akorn, Inc.(a)	837,311
22,390	Endo International PLC(a)	1,960,021
		2,797,332
Total Health Care		24,750,812

Industrials - 12.0%
Building Products - 1.0%
59,457	PGT, Inc.(a)	955,474

Commercial Services & Supplies - 3.2%
21,346	G&K Services, Inc., Class A	1,399,444
36,418	U.S. Ecology, Inc.	1,671,222
		3,070,666
Machinery - 3.8%
23,611	Proto Labs, Inc.(a)	1,779,561
11,104	Snap-on, Inc.	1,829,939
		3,609,500
Professional Services - 2.0%
46,053	FTI Consulting, Inc.(a)	1,884,489

Road & Rail - 2.0%
25,656	Old Dominion Freight Line, Inc.(a)	1,876,736

Total Industrials		11,396,865

Information Technology - 29.4%
Communications Equipment - 6.7%
11,768	Arista Networks, Inc.(a)	994,043
14,908	F5 Networks, Inc.(a)	1,999,759
92,197	Infinera Corp.(a)	2,207,196
6,376	Palo Alto Networks, Inc.(a)	1,184,852
		6,385,850
Electronic Equipment, Instruments & Components - 3.4%
15,239	IPG Photonics Corp.(a)	1,405,341
16,802	Zebra Technologies Corp., Class A(a)	1,808,399
		3,213,740
Internet Software & Services - 3.0%
26,336	Demandware, Inc.(a)	1,989,948
6,418	MercadoLibre, Inc.	838,769
		2,828,717
IT Services - 7.7%
54,769	Cardtronics, Inc.(a)	2,030,287
29,836	MAXIMUS, Inc.	2,035,113
51,356	VeriFone Systems, Inc.(a)	1,652,636
32,732	Virtusa Corp.(a)	1,569,172
		7,287,208
Semiconductors & Semiconductor Equipment - 3.7%
22,528	Cavium, Inc.(a)	1,527,398
92,825	Integrated Device Technology, Inc.(a)	1,773,886
4,258	Mellanox Technologies Ltd.(a)	179,049
		3,480,333
Software - 4.9%
38,793	BroadSoft, Inc.(a)	1,354,652

See Notes to Portfolio of Investments

CENTURY FUNDS

Shares		Value
Information Technology - 29.4% (continued)
Software - 4.9% (continued)
36,647	Paycom Software, Inc.(a)	$1,172,704
13,577	Proofpoint, Inc.(a)	878,432
59,983	VASCO Data Security International, Inc.(a)	1,223,053
		4,628,841
Total Information Technology		27,824,689

Materials - 2.5%
Chemicals - 1.5%
16,646	Valspar Corp.	1,386,279

Construction Materials - 1.0%
50,020	Headwaters, Inc.(a)	950,880

Total Materials		2,337,159

TOTAL COMMON STOCKS
(Cost $73,965,593)		92,294,804

SHORT-TERM INVESTMENTS - 2.9%

Money Market Mutual Funds - 2.9%
2,735,370	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.00% 7 Day Yield)	2,735,370

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,735,370)		2,735,370

TOTAL INVESTMENTS - 100.5%
(Cost $76,700,963)		95,030,174

Liabilities in Excess of Other Assets - (0.5%)		(454,884)
NET ASSETS - 100.0%		$94,575,290

(a)	Non-income producing security.

Abbreviations:
Ltd. - Limited
PLC -  Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$18,675,454
Gross depreciation on investments (excess of tax cost over value)	(1,089,228)
Net unrealized appreciation	$17,586,226
Cost of investments for federal income tax purposes	$77,443,948

See Notes to Portfolio of Investments

CENTURY FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
July 31, 2015(Unaudited)

A. Security Valuations — Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service. If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, fair value is generally determined using closing bid prices. In the absence of readily available market quotes, securities and other assets will be valued at fair value, as determined in good faith under procedures established by and under the general supervision of the Funds’ Board of Trustees. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value unless particular circumstances dictate otherwise (for example, if the issuer’s creditworthiness has become impaired). Investments in open-end mutual funds are valued at their closing net asset value each business day.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Funds’ investments carried at fair value:

Century Shares Trust
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$218,020,858	$–	$–	$218,020,858
Short-Term Investments	14,017,758	–	–	14,017,758
TOTAL	$232,038,616	$–	$–	$232,038,616

Century Small Cap Select Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$289,477,390	$–	$–	$289,477,390
Short-Term Investments	20,279,692	–	–	20,279,692
TOTAL	$309,757,082	$–	$–	$309,757,082

Century Growth Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$92,294,804	$–	$–	$92,294,804
Short-Term Investments	2,735,370	–	–	2,735,370
TOTAL	$95,030,174	$–	$–	$95,030,174

*	At July 31, 2015 the Funds held investments in common stocks classified as Level 1, with corresponding major categories as shown on each Fund’s Portfolio of Investments.

The Funds recognize transfers into and out of all levels at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

Item 2.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

       Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CENTURY CAPITAL MANAGEMENT TRUST

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: September 23, 2015

By:	/s/ Julie Smith
Name:	Julie Smith
Title:	Principal Financial Officer

Date: September 23, 2015